UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                   Date of reporting period: December 31, 2004
                     --------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

THE BOSTON COMPANY INTERNATIONAL CORE
EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                   SHARES                MARKET VALUE
-----------------------------------------------------------------------------------------
EQUITIES - 97.0%
COMMON STOCK - 96.1%

AUSTRALIA - 5.1%
Boral Ltd.                                            291,000                  1,563,751
Caltex Australia Ltd.                                  93,300                    792,555
Insurance Australia Group Ltd.                        194,000                    975,732
Macquarie Bank Ltd.                                    30,600                  1,112,992
Oil Search Ltd.                                       563,300                    797,510
Qantas Airways Ltd.                                   172,400                    500,298
QBE Insurance Group Ltd.                              122,900                  1,475,632
West Australian Newspaper Holdings (a)                119,100                    834,714
                                                                              ----------
Total (Cost $5,664,644)                                                        8,053,184
                                                                              ----------

AUSTRIA - 2.1%
Boehler-Uddeholm                                        9,000                  1,135,230
OMV AG                                                  7,100                  2,135,287
                                                                              ----------
Total (Cost $1,726,887)                                                        3,270,517
                                                                              ----------

BELGIUM - 2.1%
Colruyt SA                                              3,900                    632,773
KBC Bankverzekeringshold                               19,600                  1,502,299
Mobistar SA *                                          12,600                  1,178,573
                                                                              ----------
Total (Cost $2,675,938)                                                        3,313,645
                                                                              ----------

DENMARK - 0.6%
Novo Nordisk A/S, Class B (Cost $994,306)              18,300                    998,668
                                                                              ----------

FINLAND - 2.6%
Fortum Oyj                                             77,500                  1,431,959
Kesko Oyj                                              39,100                    952,123
Nokia Oyj                                              82,100                  1,294,199
Rautaruukki Oyj                                        44,000                    521,694
                                                                              ----------
Total (Cost $3,190,524)                                                        4,199,975
                                                                             -----------

FRANCE - 9.8%
Banca Intesa Spa                                      331,933                  1,594,063
Banque Nationale De Paris                              31,000                  2,241,510
Bouygues SA (a)                                        24,200                  1,116,210
France Telecom SA *                                    32,800                  1,083,934
Renault SA *                                           17,700                  1,477,928
Sanofi-Synthelabo SA                                   13,900                  1,108,776
Societe Generale                                       25,400                  2,565,371
Suez SA                                                19,300                    513,698
Total SA                                               10,655                  2,322,850
Vinci SA                                                5,700                    763,983
Vivendi Universal SA *                                 26,700                    850,836
                                                                              ----------
Total (Cost $12,521,516)                                                      15,639,159
                                                                              ----------

GERMANY - 5.9%
Continental AG                                         32,400                  2,053,963
Deutsche Telekom AG                                    69,000                  1,558,530
E.ON AG                                                19,900                  1,810,375
Merck KGaA                                             13,300                    913,326
Puma AG                                                 3,610                    990,729
SAP AG                                                  5,100                    909,112
Thyssenkrupp AG                                        50,300                  1,105,439
                                                                               ---------
Total (Cost $5,892,607)                                                        9,341,474
                                                                               ---------

GREECE - 1.6%
Alpha Bank A.E.                                        52,600                  1,831,025
Cosmote Mobile Tele S.A.                               39,200                    784,918
                                                                               ---------
Total (Cost $1,486,876)                                                        2,615,943
                                                                               ---------

HONG KONG - 1.8%
China Resources Power Holdings Company Ltd.         1,010,403                    549,252
Esprit Holdings Ltd.                                   92,000                    556,335
Kerry Properties Ltd.                                 381,000                    813,736
Orient Overseas International Ltd.                    126,000                    477,426
The Wharf(Holdings) Ltd.                              128,000                    447,950
                                                                               ---------
Total (Cost $2,542,031)                                                        2,844,699
                                                                               ---------

IRELAND - 1.2%
Anglo Irish Bank Corp. PLC                             39,900                    968,897
CRH PLC                                                11,800                    315,035
CRH PLC                                                25,200                    673,471
                                                                               ---------
Total (Cost $1,259,056)                                                        1,957,403
                                                                               ---------

ITALY - 1.7%
Eni Spa                                                58,300                  1,456,834
Mediaset Spa                                          100,200                  1,268,239
                                                                               ---------
Total (Cost $2,339,916)                                                        2,725,073
                                                                               ---------

JAPAN - 20.7%
Asahi Breweries Ltd. (a)                               56,000                    693,917
Bridgestone Corp. (a)                                  44,000                    876,477
Canon, Inc. (a)                                        36,000                  1,943,951
Casino Computer Co., Ltd. (a)                          73,000                  1,126,970
Diamond Lease Co., Ltd.                                10,900                    425,740
Eisai Co. Ltd.                                         27,500                    904,941
Fujitsu Ltd. (a)                                      111,000                    722,947
Hisamitsu Pharamaceutical                              23,000                    446,480
Hitachi, Ltd.                                         130,000                    901,279
HOYA Corp.                                             10,700                  1,208,857
Ito-Yokado Co., Ltd.                                   12,000                    503,857
Kawasaki Kisen Kaisha Ltd.                            128,000                    823,670
Kikkoman Corp.                                        123,000                  1,173,430
Kirin Beverage Corp. (a)                               36,900                    859,355
Kobe Steel Ltd.                                       564,000                    864,642
Komatsu Ltd.                                          126,000                    882,160
KUBOTA Corp.                                          205,000                  1,016,893
Kyushu Electric Power Co., Inc.                        22,200                    448,726

Mitsubishi Corp.                                       92,000                  1,189,415
Mitsubishi Tokyo Financial Group, Inc.                    104                  1,056,147
Mitsui O.S.K. Lines, Ltd.                             173,000                  1,038,912
Nippon Steel Corp.                                    294,000                    720,574
Nissan Motor Co., Ltd.                                135,000                  1,468,509
Nisshin Seifun Group, Inc.                             61,000                    676,653
NSK Ltd.                                              153,000                    769,407
NTT Corp.                                                 193                    866,908
Ono Pharmaceutical Co., Ltd.                           19,000                  1,066,790
Promise Co., Ltd.                                       5,700                    407,421
Sanyo Shinpan Finance Co., Ltd.                        18,300                  1,300,889
Shizuoka Bank Ltd.                                    121,000                  1,147,261
Sumitomo Rubber Industries, Inc. (a)                   99,000                    927,068
Takeda Pharmaceutical Co., Ltd.                        25,100                  1,264,681
Terumo Corp.                                           16,400                    441,988
Tosoh Corp.                                           104,000                    468,157
Toyota Motor Corp.                                     60,000                  2,443,121
                                                                              ----------
Total (Cost $27,714,917)                                                      33,078,193
                                                                              ----------

LUXEMBOURG - 0.6%
Arcelor (Cost $717,521)                                41,500                    955,392
                                                                              ----------

NETHERLANDS - 3.2%
ABN Amro Holding NV                                    40,800                  1,078,757
Hunter Douglas NV                                       8,400                    447,271
Ing Groep NV CVA                                       75,600                  2,282,962
Royal KPN NV                                          135,300                  1,283,000
                                                                              ----------
Total (Cost $4,001,201)                                                        5,091,990
                                                                              ----------

NEW ZEALAND - 0.3%
Fletcher Building Ltd. (Cost $350,410)                110,800                    526,430
                                                                              ----------

NORWAY - 2.1%
DNB NOR ASA                                           107,000                  1,054,383
Norsk Hydro ASA                                        14,300                  1,124,944
Orkla Asa                                              20,700                    679,360
Yara International ASA                                 40,900                    537,936
                                                                              ----------
Total (Cost $2,724,145)                                                        3,396,623
                                                                              ----------

SINGAPORE - 0.9%
Fraser and Neave Ltd.                                  72,630                    725,588
Keppel Co., Ltd.                                      134,900                    711,044
                                                                              ----------
Total (Cost $818,605)                                                          1,436,632
                                                                              ----------

SPAIN - 2.2%
ACS Actividades                                        48,800                  1,112,195
Corp. Mapfre SA (a)                                    61,900                    910,273
Repsol YPF SA                                          57,200                  1,486,768
                                                                              ----------
Total (Cost $2,261,466)                                                        3,509,236
                                                                              ----------

SWEDEN - 2.9%
Ericsson LM *                                         491,500                  1,568,751
Skandinaviska Enskilda Banken AB                       81,400                  1,574,788
Volvo AB, Class B Shares                               35,700                  1,416,261
                                                                              ----------
Total (Cost $3,597,888)                                                        4,559,800
                                                                              ----------

SWITZERLAND - 4.7%
Baloise Holdings                                        8,100                    373,288
Credit Suisse Group                                    42,400                  1,779,073
Kudelski SA *                                          16,200                    594,417
Novartis AG                                            18,540                    932,533
Saurer AG *                                            13,700                    805,741
Serono SA B                                               960                    631,180
Sulzer AG                                               2,810                  1,115,539
UBS AG Registered Shares                                7,700                    644,483
Zurich Financial Services AG                            3,600                    599,157
                                                                             -----------
Total (Cost $6,170,180)                                                        7,475,411
                                                                             -----------

UNITED KINGDOM - 24.0%
Aggregate Industries PLC                              216,400                    433,710
Alliance Unichem PLC                                   69,500                  1,005,704
Anglo American PLC                                     35,100                    829,361
ARM Holdings PLC (a)                                  274,200                    581,106
Aviva PLC                                             145,200                  1,748,849
BAA PLC                                                60,000                    672,032
BAE Systems PLC                                       149,900                    662,672
Balfour Beatty PLC                                    142,300                    860,371
Barclays PLC                                          263,400                  2,960,325
Barratt Developments PLC                               74,400                    848,303
BP PLC                                                251,600                  2,451,322
BPB PLC                                                73,100                    663,489
Friends Provident PLC                                 447,500                  1,321,721
George Wimpey PLC                                     137,700                  1,068,264
HBOS PLC                                               80,800                  1,314,114
Inchcape PLC                                           37,700                  1,413,559
Kelda Group PLC                                        91,600                  1,111,174
Old Mutual PLC                                        348,000                    884,344
Reckitt Benckiser PLC                                  17,600                    531,304
Royal Bank of Scotland Group PLC                       63,585                  2,136,558
SABMiller PLC                                         133,100                  2,205,554
Sage Group PLC                                        136,600                    529,865
Scottish Power PLC                                    110,900                    857,693
Shell Transport & Trading Company PLC                  93,200                    793,642
Shire Pharmaceuticals Group PLC                       130,600                  1,370,113
Tesco PLC                                             220,900                  1,363,139
United Business Media PLC                              59,700                    549,593
Vodafone Group PLC                                  1,357,700                  3,678,055
Whitbread PLC                                          43,600                    707,847
William Hill PLC                                       62,900                    680,390
Wolseley PLC                                           46,600                    870,057
Xstrata PLC                                            66,100                  1,181,526
                                                                             -----------
Total (Cost $30,026,895)                                                      38,285,756
                                                                             -----------
Total Common Stock (Cost $118,677,529)                                       153,275,203
                                                                             -----------

PREFERRED STOCK - 0.9%
Fresenius AG                                            5,000                    466,874
Henkel KGaA                                             5,400                    468,841
Unipol Spa                                            137,200                    482,065
                                                                             -----------

Total Preferred Stock (Cost $1,216,716)                                        1,417,780
                                                                             -----------
TOTAL EQUITIES (Cost $119,894,245)                                           154,692,983
                                                                             -----------

SHORT-TERM INVESTMENTS - 2.6%                                           RATE          MATURITY       PAR VALUE
                                                                       -----         ---------       ---------
U.S. GOVERNMENT - 0.2%
U.S. Treasury Bill+                                                    2.215         3/17/2005         300,000            298,727

INVESTMENT COMPANIES - 2.4%
Dreyfus Institutional Preferred Plus Money Market Fund ++                                            3,821,545          3,821,545
                                                                                                                      -----------
TOTAL SHORT TERM INVESTMENTS (COST $4,120,199)                                                       4,121,545          4,120,272
                                                                                                                      -----------

TOTAL INVESTMENTS - 99.6 (COST $124,014,444)                                                                          158,813,255

OTHER ASSETS LESS LIABILTIES - 0.4%                                                                                       702,775
                                                                                                                      -----------

NET ASSETS - 100%                                                                                                     159,516,030
                                                                                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security, or a portion of thereof, was on loan at 12/31/04.

* Non-income producing security

+ Denotes all or part of security segregated as collateral.

++ Affiliated institutional money market fund.

At December 31,2004, the Portfolio held the following futures contracts:

                                                                         UNDERLYING FACE
CONTRACT                            POSITION       EXPIRATION DATE       AMOUNT AT VALUE        UNREALIZED GAIN/LOSS
--------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (149 contracts)         Long            3/15/2005             3,324,315                 (1,435)
Topix Futures (4 contracts)           Long            3/15/2005               418,984                 15,487
                                                                                                      ------
Total Net Unrealized Gain                                                                             14,052
                                                                                                      ======

THE BOSTON COMPANY INTERNATIONAL SMALL
CAP PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                  SHARES                 MARKET VALUE
-----------------------------------------------------------------------------------------
EQUITIES - 95.4%
COMMON STOCK - 94.6%

AUSTRALIA - 4.1%
Caltex Australia Ltd.                                 171,300                  1,455,141
Cochlear Limited                                       59,600                  1,177,133
Oil Search Ltd.                                     1,344,800                  1,903,944
Perpetual Trustees Australia Ltd.                      59,000                  2,902,822
Sims Group Ltd.(a)                                    210,600                  2,932,218
Southern Cross Broadcasting (Australia) Ltd.          122,000                  1,470,552
West Australian Newspaper Holdings(a)                 209,700                  1,469,685
                                                                              ----------
Total (Cost $9,505,123)                                                       13,311,495
                                                                              ----------

AUSTRIA - 0.6%
Boehler-Uddeholm                                       14,200                  1,791,141
                                                                              ----------
Total (Cost $1,025,123)

BELGIUM - 1.8%
Colruyt SA                                             12,024                  1,950,886
Mobistar SA*                                           24,700                  2,310,378
NV Union Miniere SA                                    16,400                  1,540,691
                                                                              ----------
Total (Cost $3,400,988)                                                        5,801,955
                                                                              ----------

CANADA - 5.6%
Astral Media, Inc.                                     42,500                  1,154,356
Canfor Corp. *                                         94,100                  1,227,732
CHC Helicopter Corp.                                   48,100                  2,046,706
Ensign Resource Service Group, Inc.                    64,100                  1,340,783
Home Capital Group, Inc.                              127,800                  3,329,512
Inmet Mining Corp.*                                    96,500                  1,732,897
Northbridge Financial                                  86,100                  2,095,973
Rothmans, Inc.                                         34,000                  1,130,971
Trican Well Service Ltd.*                              54,300                  3,010,379
Wheaton River Minerals Ltd.*                          327,200                  1,063,843
                                                                              ----------
Total (Cost $12,872,254)                                                      18,133,152
                                                                              ----------

DENMARK - 1.6%
GN Store Nord A/S                                     114,500                  1,232,980
Jyske Bank A/S                                         64,000                  2,406,279
Topdanmark A/S*                                        21,200                  1,667,677
                                                                              ----------
Total (Cost $4,017,484)                                                        5,306,936
                                                                              ----------

FINLAND - 2.9%
Kesko Oyj                                              68,300                  1,663,171
Nokian Renkaat Oyj                                     15,700                  2,381,186
Orion Oyj Class B                                      80,700                  1,303,878
Rautaruukki Oyj                                       122,000                  1,446,515
Wartsila Corporation                                   68,650                  1,460,288
YIT-Yhtyma Oyj                                         47,100                  1,173,128
                                                                              ----------
Total (Cost $6,703,604)                                                        9,428,166
                                                                              ----------

FRANCE - 7.8%
Alten *                                                61,000                  1,357,143
Ciments Francais(a)                                    13,600                  1,269,343
Clarins (a)                                            18,006                  1,057,686
CNP Assurances                                         20,500                  1,465,603
Eiffage                                                18,322                  2,112,728
Elior (a)                                             131,300                  1,492,659
Euler Hermes SA (a)                                    33,300                  2,290,361
Generale de Sante                                      55,800                  1,168,781
Iliad SA                                               48,900                  1,849,496
Imerys SA                                              25,900                  2,169,644
Legardere SCA                                          15,800                  1,138,160
Natexis Banques Populaires                             14,700                  2,008,161
Nexans SA                                              27,600                  1,083,202
SR Teleperformance                                     35,900                    944,818
Vallourec                                              13,520                  2,017,536
Vinci SA                                               13,900                  1,863,046
                                                                              ----------
Total (Cost $19,260,166)                                                      25,288,367
                                                                              ----------

GERMANY - 5.8%
AWD Holding AG                                         27,800                  1,161,575
Continental AG                                         35,300                  2,237,805
Deutsche Postbank AG                                   30,500                  1,344,730
Freenet.de AG *                                        56,100                  1,442,195
Hannover Rueckversicherung AG (a)                      24,350                    949,705
Henkel KGaA (a)                                        12,600                  1,093,962
Hypo Real Estate Holding *                             62,100                  2,569,468
MPC Capital AG                                         12,800                    958,519
Puma AG                                                11,700                  3,210,950
Software AG                                            36,200                  1,168,792
Thyssenkrupp AG (a)                                    63,300                  1,391,139
United Internet AG Registered Shares                   44,914                  1,215,560
                                                                              ----------
Total (Cost $14,078,592)                                                      18,744,400
                                                                              ----------

HONG KONG - 2.9%
China Overseas Land & Investment Ltd.               3,976,000                    982,196
Kerry Properties Ltd.                                 818,000                  1,747,076
Orient Overseas International Ltd.                    349,000                  1,322,395
Skyworth Digital Holdings Ltd.                      2,962,000                    478,936
Solomon Systech International Limited               5,028,900                  1,242,295
Varitronix International Ltd.                         810,000                    765,989
Wing Hang Bank Ltd.                                   216,600                  1,518,817
Xinao Gas Holdings Ltd.*                            2,336,000                  1,337,468
                                                                              ----------
Total (Cost $9,178,844)                                                        9,395,172
                                                                              ----------

IRELAND - 1.3%
Fyffes PLC                                            625,900                  1,638,755
Grafton Group PLC                                     141,800                  1,538,927
Kerry Group PLC                                        43,900                  1,051,141
                                                                              ----------
Total (Cost $3,148,696)                                                        4,228,823
                                                                              ----------

ITALY - 3.4%
ASM Brescia S.P.A (a)                                 285,900                    977,387
Autostrada Torino-Milano Spa                           66,900                  1,703,500
Banco Popolare di Verona e Novara                      71,200                  1,444,985
Davide Campari-Milano Spa (a)                          19,500                  1,255,228
Erg Spa                                               116,700                  1,385,258
Milano Assicurazioni Spa                              334,600                  1,883,761
Pirelli & C Real Estate(a)                             47,300                  2,481,345
                                                                              ----------
Total (Cost $8,497,558)                                                       11,131,464
                                                                              ----------

JAPAN - 18.6%
Clarion Co., Ltd                                      474,000                  1,115,457
CMK Corp. (a)                                          87,000                  1,232,663
Cosmo Oil Co., Ltd.                                   376,000                  1,112,469
Doshisha Co., Ltd.                                     31,000                    980,764
Goldcrest Co., Ltd.                                    21,500                  1,490,577
Hamamatsu Photonics KK(a)                              55,100                  1,086,827
Hisamitsu Pharamaceutical                              74,000                  1,436,500
Hitachi Construction Machinery Co., Ltd.(a)            93,500                  1,286,412
Index Corp.(a)                                            430                  1,184,064
Izumi Co. Ltdronics, Inc. (a)                          38,200                    818,758
Kawasaki Kisen Kaisha Ltd.(a)                         234,200                  1,507,058
Keihin Corp.                                          162,400                  2,687,902
Kirin Beverage Corp. (a)                               52,600                  1,224,988
Koito Manufacturing Co.(a)                            197,000                  1,775,520
Komeri Co., Ltd                                        43,800                  1,193,262
Koyo Seiko Co., Ltd.(a)                               107,000                  1,506,630
Kuroda Electric Co., Ltd.(a)                           55,200                  1,288,234
Kyowa Exeo Corp.                                      226,000                  2,239,918
Makita Corp.                                           94,000                  1,644,839
Mitsubishi Gas Chemical Co., Inc.                     329,000                  1,551,675
Mori Seiki Co., Ltd                                   140,200                  1,278,652
Nippon Shokubai Ltd.(a)                               324,000                  2,809,413
Nisshin Seifun Group, Inc.(a)                         134,000                  1,486,417
Nisshin Steel Co., Ltd.                               944,000                  2,175,413
NTN Corp.                                             199,000                  1,142,584
OSG Corp. (a)                                         123,800                  1,498,994
Otsuka Corp. (a)                                       27,600                  1,614,335
Ricoh Leasing Co., Ltd.(a)                             62,200                  1,591,290
Ryohin Keikaku Co., Ltd.                               23,300                  1,171,712
Santen Pharmaceutical Co., Ltd                         55,300                  1,209,569
Sanwa Shutter Corp.                                   253,000                  1,418,045
Sanyo Shinpan Finance Co., Ltd.                        33,300                  2,367,191
Sodick Co., Ltd.(a)                                   169,000                  1,508,310
Sumisho Lease Co., Ltd.                                65,400                  2,669,388
Sumitomo Rubber Industries, Inc.(a)                   194,000                  1,816,678
Sysmex Corp.                                           42,000                  1,972,659
Tokyo Tatemono Co., Ltd. (a)                          236,000                  1,537,076
Tosoh Corp.                                           350,000                  1,575,530
Tsuruha Co., Ltd.                                      43,000                  1,196,660
                                                                              ----------
Total (Cost $51,018,917)                                                      60,404,433
                                                                              ----------

NETHERLANDS - 4.5%
Aalberts Industries NV                                 40,300                  1,951,754
ASM International NV *                                 54,200                    893,362
Axalto Holding NV                                      43,700                  1,135,277
Corio NV                                               38,000                  2,221,839
Fugro N.V.                                             13,100                  1,091,168
Hunter Douglas NV                                      26,300                  1,400,384
Koninklijke BAM Groep NV                               32,500                  1,630,430
Randstad Holding NV                                    30,600                  1,201,771
Stork NV                                               59,400                  2,042,755
Wolters Kluwer NV                                      44,900                    899,660
                                                                              ----------
Total (Cost $10,792,243)                                                      14,468,400
                                                                              ----------

NORWAY - 0.6%
Tandberg Television ASA*                              236,700                  2,059,194
                                                                              ----------
Total (Cost $1,382,924)

PORTUGAL - 0.4%
Jeronimo Martins, SGPS, S.A. *                        109,200                  1,436,965
                                                                              ----------
Total (Cost $1,181,960)

SINGAPORE - 1.0%
First Engineering Ltd.                              1,630,000                  1,388,637
Jurong Technologies Industrial                      2,024,300                  1,736,958
                                                                              ----------
Total (Cost $2,545,442)                                                        3,125,595
                                                                              ----------

SOUTH KOREA - 2.7%
Daegu Bank                                            137,100                    953,647
Dongbu Insurance Co., Ltd.                            287,100                  2,102,423
Hanjin Shipping Corp.                                  57,400                  1,330,886
Honam Petrochemical Corp.                              27,000                  1,261,182
Hyundai Mipo Dockyard                                  67,200                  2,272,244
Intops Co., Ltd.                                       55,100                    875,659
                                                                              ----------
Total Cost(Cost $6,464,404)                                                    8,796,041
                                                                              ----------

SPAIN - 3.6%
ACS Actividades                                        83,400                  1,900,759
Corp. Mapfre SA (a)                                    68,000                    999,977
Cortefiel, SA                                          86,800                  1,370,644
Ebro Puleva, S.A.(a)                                   78,100                  1,112,480
Enagas (a)                                             95,500                  1,580,575
Immobiliaria Urbis SA                                 154,400                  2,237,023
Indra Sistemas SA                                      75,900                  1,294,282
TPI Telefonica Publicidad e Informacion SA (a)        124,500                  1,151,875
                                                                              ----------
Total (Cost $8,338,428)                                                       11,647,615
                                                                              ----------

SWEDEN - 1.4%
Elekta AB*                                             88,459                  2,550,383
Nobia AB                                               96,800                  1,603,107
                                                                              ----------
Total (Cost $3,074,281)                                                        4,153,490
                                                                              ----------

SWITZERLAND - 4.2%
Geberit AG                                              1,780                  1,300,000
Hiestand Holding AG                                     1,370                  1,088,351
Logitech International SA*                             24,110                  1,470,896
Micronas Semiconductor Holdings*                       40,400                  1,977,089
Rieter Holding AG                                       6,700                  1,940,836
Saurer AG                                              27,140                  1,596,190
Sika AG                                                 2,400                  1,436,798
Straumann Holding AG                                    5,000                  1,035,815
Syngenta AG                                            10,600                  1,124,017
Vontobel Holding AG                                    29,500                    686,227
                                                                              ----------
Total (Cost $10,731,712)                                                      13,656,219
                                                                              ----------

UNITED KINGDOM - 19.9%
Aggregate Industries PLC                              916,600                  1,837,055
Alliance Unichem PLC                                  114,900                  1,662,667
Balfour Beatty PLC                                    330,800                  2,000,076
Barratt Developments PLC                               96,400                  1,099,145
Benfield Group Ltd.                                   171,300                    969,182
BPB PLC                                               253,500                  2,300,883
British Airways PLC *                                 163,100                    735,102
BSS Group PLC                                          11,300                    207,512
Collins Stewart Tullett                               121,100                    917,418
Crest Nicholson                                       126,100                    886,370

Enterprise Inns PLC                                   151,500                  2,309,967
FirstGroup PLC                                        212,900                  1,424,019
Friends Provident PLC                               1,045,800                  3,088,839
George Wimpey PLC                                     138,200                  1,072,143
Grainger Trust                                         33,400                  1,231,833
Greene King PLC                                        52,300                  1,340,090
HMV Group PLC                                         172,800                    861,674
Inchcape PLC                                           55,600                  2,084,719
Intertek Group PLC                                    111,800                  1,511,670
iSOFT Group PLC                                       178,006                  1,177,821
Kelda Group PLC                                        96,200                  1,166,975
Kier Group PLC                                        113,900                  1,537,770
Laird Group PLC                                       176,800                  1,108,807
Mcbride PLC                                           639,600                  1,732,085
McCarthy & Stone PLC                                  125,800                  1,435,567
Next PLC                                               64,700                  2,047,454
Northgate Information Solutions PLC *                 759,000                    938,918
Northgate PLC                                          98,000                  1,605,129
Peacock Group Plc                                     179,700                    937,439
Rexam PLC                                             193,900                  1,708,792
Shire Pharmaceuticals Group PLC                       149,100                  1,564,195
SIG PLC                                               161,100                  1,807,496
Speedy Hire PLC                                       188,700                  2,026,683
Taylor Nelson Sofres PLC                              272,700                  1,182,006
The Carphone Warehouse PLC                            647,500                  2,132,861
Travis Perkins PLC                                     54,200                  1,801,457
Tullow Oil PLC                                        623,300                  1,823,026
Ultra Electronics Holdings                             96,300                  1,275,310
United Business Media PLC                             185,400                  1,706,778
Viridian Group PLC                                    133,800                  1,873,290
Whitbread PLC                                          86,600                  1,405,953
William Hill PLC                                      107,400                  1,161,741
WS Atkins PLC                                         131,500                  1,803,258
                                                                             -----------
Total (Cost $51,134,121)                                                      64,501,175
                                                                             -----------
Total Common Stock (Cost $ 238,352,864)                                      306,810,198
                                                                             -----------

PREFERRED STOCK - 0.8%
Fresenius AG                                           13,100                  1,223,210
Rheinmetall AG                                         23,200                  1,208,568
                                                                             -----------
Total Preferred Stock (Cost $ 2,196,347)                                       2,431,778
                                                                             -----------
TOTAL EQUITIES(Cost$240,549,211)                                             309,241,979
                                                                             -----------

SHORT-TERM INVESTMENTS - 2.4%                                 RATE       MATURITY     PAR VALUE
                                                             -----      ---------     ---------
U.S. GOVERNMENT - 0.1%
U.S. Treasury Bill +                                         2.215      3/17/2005       400,000          398,302

INVESTMENT COMPANIES - 2.3%
Dreyfus Institutional Preferred Plus Money Market Fund++                              7,345,646        7,345,646
                                                                                                     -----------
Total Short Term Investments (Cost$7,743,854)                                                          7,743,948
                                                                                                     -----------

TOTAL INVESTMENTS - 97.8% (COST $248,293,065)                                                        316,985,927

LIABILITIES IN ACCESS OF OTHER ASSETS - 2.2%                                                           7,219,538
                                                                                                     -----------

NET ASSETS - 100%                                                                                    324,205,465
                                                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security, or a portion of thereof, was on loan at 12/31/04.

* Non-income producing security

+ Denotes all or part of security segregated as collateral.

++ Affiliated institutional money market fund.

At December 31, 2004, the Portfolio held the following futures contracts:

                                                                             UNDERLYING FACE
CONTRACT                              POSITION        EXPIRATION DATE        AMOUNT AT VALUE       UNREALIZED GAIN/LOSS
-----------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (225 contracts)           Long             3/15/2005              5,028,237                 (9,067)
Topix Futures (16 contracts)            Long             3/15/2005              1,696,368                 40,949
                                                                                                          ------
Total Net Unrealized Gain                                                                                 31,882
                                                                                                          ======

THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                SHARES                   MARKET VALUE
-----------------------------------------------------------------------------------------
EQUITIES - 99.2%
COMMUNICATIONS - 2.1%
Motorola, Inc.                                      29,530                       507,916
Omnicom Group                                        3,470                       292,590
Verisign, Inc. *                                    11,730                       393,190
                                                                               ---------
                                                                               1,193,696
                                                                               ---------

CONSUMER DISCRETIONARY - 11.8%
Black & Decker Corp.                                 3,380                       298,555
Carnival Corp.                                      11,800                       680,034
Coach, Inc. *                                        9,330                       526,212
Comcast Corp.*                                      14,476                       481,761
Marriott International, Class A                     10,020                       631,060
McDonalds Corp.                                     23,800                       763,028
Petco Animal Supplies, Inc. *                       12,450                       491,526
Staples, Inc.                                       17,230                       580,823
Target Corp.                                         9,900                       514,107
Time Warner, Inc. *                                 31,900                       620,136
Viacom, Inc., Class B                               13,200                       480,348
Walt Disney Co.                                     27,520                       765,056
                                                                               ---------
                                                                               6,832,646
                                                                               ---------

CONSUMER NON-CYCLICAL - 7.2%
Brown-Forman Corp., Class B                          5,860                       285,265
Cephalon, Inc. *                                     6,160                       313,421
Gillette Co.                                        12,570                       562,885
GlaxoSmithKline PLC ADR                              9,070                       429,827
Hospira, Inc. *                                     13,900                       465,650
Manpower, Inc.                                       6,380                       308,154
Reynolds American, Inc.                              7,120                       559,632
Sanofi-Aventis ADR                                  10,710                       428,936
Triad Hospitals *                                    3,000                       111,630
Wellpoint, Inc. *                                    6,120                       703,800
                                                                               ---------
                                                                               4,169,200
                                                                               ---------

CONSUMER STAPLES - 8.7%
Archer-Daniels-Midland Co.                          25,600                       571,136
Constellation Brands Inc., Class A*                  5,940                       276,269
Costco Wholesale Corp.                              12,370                       598,832
Dean Foods Corp. *                                  11,000                       362,450
Estee Lauder Companies, Class A                      8,800                       402,776
Kellogg Co.                                         13,100                       585,046
Kimberly-Clark Corp.                                 5,500                       361,955
Procter & Gamble Co.                                17,100                       941,868
Wal-Mart Stores, Inc.                               17,500                       924,350
                                                                               ---------
                                                                               5,024,682
                                                                               ---------

ENERGY - 7.5%
Anadarko Petroleum Corp.                             4,600                       298,126
BP PLC ADR                                           4,790                       279,736
ChevronTexaco Corp.                                  5,332                       279,983
ConocoPhillips                                       6,700                       581,761

Devon Energy Corp.                                  10,600                       412,552
Exxon Mobil Corp.                                   32,094                     1,645,138
Newfield Exploration Co. *                           7,240                       427,522
Weatherford Intl Ltd.*                               8,500                       436,050
                                                                              ----------
                                                                               4,360,868
                                                                              ----------

FINANCIAL - 19.0%
Ambac Financial Group, Inc.                          4,200                       344,946
American International Group                        13,449                       883,196
Bank of America Corp.                               32,500                     1,527,175
Boston Properties, Inc. REIT                         5,100                       329,817
Captial One Financial Corp.                          8,800                       741,048
Chubb Corp.                                          9,390                       722,091
CIT Group, Inc.                                      3,140                       143,875
Citigroup, Inc.                                     38,466                     1,853,292
Franklin Resources, Inc.                            12,120                       844,158
Goldman Sachs Group, Inc.                           10,900                     1,134,036
Lehman Brothers Holdings, Inc.                       6,660                       582,617
Merrill Lynch & Co., Inc.                            4,600                       274,942
Morgan Stanley                                       2,600                       144,352
Radian Group, Inc.                                  11,600                       617,584
Wachovia Corp.                                      16,250                       854,750
                                                                              ----------
                                                                              10,997,879
                                                                              ----------

HEALTH CARE - 8.9%
Boston Scientific Corp. *                           10,200                       362,610
Charles River Laboratories *                         6,200                       285,262
Davita, Inc.*                                       10,150                       401,230
Fisher Scientific International *                    9,300                       580,134
Johnson & Johnson                                   11,600                       735,672
Laboratory Corp. of America Holdings *               6,700                       333,794
Manor Care, Inc.                                     7,800                       276,354
Pfizer, Inc.                                        24,630                       662,301
Waters Corp. *                                       9,000                       421,110
Wyeth                                               14,200                       604,778
Zimmer Holdings, Inc.*                               5,930                       475,112
                                                                              ----------
                                                                               5,138,357
                                                                              ----------

INDUSTRIAL - 12.0%
Caterpillar, Inc.                                    5,170                       504,127
Deere & Co.                                          5,580                       415,152
Eaton Corp.                                          6,560                       474,682
FedEx Corp.                                          3,200                       315,168
General Dynamics Corp.                               3,940                       412,124
General Electric Corp.                              46,800                     1,708,200
Ingersoll-Rand Co., Class A                          5,530                       444,059
Norfolk Southern Corp.                              18,000                       651,420
Paccar, Inc.                                         5,950                       478,856
Textron, Inc.                                        4,400                       324,720
Tyco International ltd.                             18,140                       648,324
United Technologies Corp.                            5,500                       568,425
                                                                              ----------
                                                                               6,945,257
                                                                              ----------

MATERIALS - 2.9%
Alcoa, Inc.                                         17,100                       537,282
Dow Chemical Co.                                    12,900                       638,679
El Du Pont de Nemours & Co.                          4,880                       239,364

Neenah Paper Inc.                                        0                             1
PPG Industries, Inc.                                 4,180                       284,909
                                                                              ----------
                                                                               1,700,235
                                                                              ----------

TECHNOLOGY - 14.4%
Alliance Data Systems Corp. *                       12,900                       612,492
Altera Corp. *                                      15,900                       329,130
Autodesk, Inc.                                      11,300                       428,835
Cisco Systems, Inc.*                                71,230                     1,374,739
Cognizant Technology Solutions Corp. *               8,060                       341,180
EMC Corp./Massachusetts *                           35,860                       533,238
Freescale Semiconductor Inc. *                           0                             1
Intel Corp.                                         40,720                       952,441
International Business Machines Corp.               14,330                     1,412,651
Microsoft Corp.                                     62,400                     1,666,704
Qualcomm, Inc.                                       5,810                       246,344
Texas Instruments, Inc.                             18,030                       443,899
                                                                              ----------
                                                                               8,341,654
                                                                              ----------

TELECOMMUNICATIONS SERVICES - 1.9%
SBC Communications, Inc.                             9,300                       239,661
Verizon Communications, Inc.                        20,600                       834,506
                                                                              ----------
                                                                               1,074,167
                                                                              ----------

UTILITIES-2.8%
Constellation Energy Group, Inc.                    13,600                       594,456
P G & E Corp.*                                      18,700                       622,336
Sempra Energy                                       10,200                       374,132
                                                                              ----------
                                                                               1,590,924
                                                                              ----------
TOTAL EQUITIES (Cost $49,124,858)                                             57,369,565
                                                                              ----------

                                                    RATE        MATURITY       PAR VALUE
SHORT-TERM INVESTMENTS - 0.9%                      -----------------------------------------------------
U.S.GOVERNMENT - 0.1%
U.S. Treasury Bill+                                2.215       3/17/2005         75,000           74,682

                                                                                 SHARES
INVESTMENT COMPANIES - 0.8%                                                    ---------
Dreyfus Institutional Preferred Plus++                                          424,418          424,418
                                                                                              ----------
Total Short Term Investments (Cost $499,082)                                                     499,100
                                                                                              ----------

TOTAL INVESTMENTS-100.1% (COST $49,623,940)                                                   57,868,665

OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                          (62,235)

NET ASSETS - 100%                                                                             57,806,430
                                                                                              ==========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR-American Depository Receipt

REIT- Real Estate Investment Trust

* Non-income producing security

+ Denotes all or part of security segregated as collateral.

++ Affiliated institutional money market fund.

At December 31, 2004, the Portfolio held the following futures contract:

                                                                   UNDERLYING FACE
CONTRACT                     POSITION       EXPIRATION DATE        AMOUNT AT VALUE       UNREALIZED GAIN
--------------------------------------------------------------------------------------------------------
S & P 500 (2 Contract)         Long            3/17/2005              589,663                 17,179

THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                                                                SHARES         MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
EQUITIES - 100.7%
COMMUNICATIONS - 1.8%
Emmis Communications Corp.                                                                           3,700              71,003
Playboy Enterprises, Inc., Class B                                                                  22,900             281,441
Secure Computing Corp.                                                                              27,100             270,458
                                                                                                                     ---------
                                                                                                                       622,902
                                                                                                                     ---------

CONSUMER, CYCLICAL - 1.8%
Cache, Inc.                                                                                         14,840             267,417
Jos A Bank Clothiers, Inc.                                                                           6,800             192,440
Wabash National Corp.                                                                                7,010             188,779
                                                                                                                     ---------
                                                                                                                       648,636
                                                                                                                     ---------

CONSUMER DISCRETIONARY - 9.7%
A.C. Moore Arts & Crafts, Inc.*                                                                      6,810             196,196
California Pizza Kitchen, Inc.*                                                                     11,400             262,200
Lions Gate Entertainment Corp.                                                                      74,700             793,314
Nautilus Group, Inc.(a)                                                                              7,920             191,426
Pacific Sunware of California*                                                                      16,660             370,852
Peet's Coffee & Tea, Inc.*                                                                          14,100             373,227
Petco Animal Supplies, Inc.*                                                                        10,350             408,618
Quicksilver, Inc.*                                                                                   5,600             166,824
Rare Hospitality International, Inc.*                                                               12,300             391,878
Speedway Motorsports, Inc.                                                                           7,540             295,417
                                                                                                                     ---------
                                                                                                                     3,449,952
                                                                                                                     ---------

CONSMER, NON-CYCLICAL - 8.5%
Applera Corp.-Celera Genomics Group                                                                 10,300             141,625
Charles River Laboratories                                                                           4,608             212,014
Coinstar, Inc.                                                                                      13,800             370,254
Diversa                                                                                             17,500             152,950
Education Management Corp.                                                                           5,700             188,157
First Horizon Pharmaceutical Corp.                                                                   8,000             183,120
Huron Consulting Group Inc.                                                                         11,000             244,200
ICOS Corporation                                                                                     6,000             169,680
Idexx Laboratories Inc                                                                               1,400              76,426
Immunogen, Inc.                                                                                     18,600             164,424
J & J Snack Food Corp.                                                                                 610              29,908
Lifepoint Hospitals, Inc.                                                                            5,200             181,064
Ligand Pharmaceuticals, Inc., Class B                                                               17,200             200,208
Maxygen, Inc.                                                                                        3,530              45,149
Par Pharmaceutical Cos., Inc.                                                                        4,500             186,210
Performance Food Group Co.                                                                          13,740             369,743
Playtex Products, Inc.                                                                              14,400             115,056
                                                                                                                     ---------
                                                                                                                     3,030,188
                                                                                                                     ---------

CONSUMER STAPLES - 3.2%
Arden Group, Inc.                                                                                    1,762             177,036
Church & Dwight Co., Inc.                                                                           14,375             483,288
Jarden Corp.                                                                                         5,000             217,200
The Yankee Candle Co.*                                                                               8,220             272,740
                                                                                                                     ---------
                                                                                                                     1,150,264
                                                                                                                     ---------

ENERGY - 6.9%
Arch Coal, Inc.(a)                                                                                  10,750             382,055
Bill Barrett Corp.                                                                                     570              18,234
Consol Energy, Inc.                                                                                  8,890             364,935
Dril-Quip, Inc.*                                                                                    11,900             288,694
FMC Technologies, Inc.                                                                              12,990             418,278
Oil States International, Inc.*                                                                     18,800             362,652
Patterson-UTI Energy, Inc.                                                                          13,900             270,355
Penn Virginia Corp.                                                                                  8,920             361,884
                                                                                                                     ---------
                                                                                                                     2,467,087
                                                                                                                     ---------

FINANCIAL - 8.5%
Affiliated Managers Group*                                                                           3,350             226,929
Bristol West Holdings, Inc.                                                                          6,800             136,000
Cathay General Bancorp                                                                               4,400             165,000
Center Financial Corp.                                                                               6,242             124,965
City National Corp., Class A                                                                         2,800             197,820
Commercial Capital Bancorp, Inc.                                                                     8,200             190,076
Cullen/Frost Bankers, Inc.                                                                           4,900             238,140
East West Bancorp Inc.                                                                               4,400             184,624
First Community Bancorp, Inc., Class A                                                               4,000             170,800
First Midwest Bancorp, Inc.                                                                          8,500             308,465
Investors Financial Services Corp.                                                                   4,500             224,910
Mercantile Bank Corp.                                                                                4,835             190,983
R&G Financial Corp.                                                                                  4,800             186,624
Southwest Bancorporation of Texas                                                                   12,200             284,138
Triad Guaranty, Inc.*                                                                                3,000             181,440
                                                                                                                     ---------
                                                                                                                     3,010,914
                                                                                                                     ---------

HEALTH CARE - 20.0%
Able Laboratories, Inc.*                                                                             8,400             191,100
American Medical Systems Holdings, Inc.*                                                             3,700             154,697
Bone Care Intrenational, Inc.*                                                                       4,400             122,540
Community Health Systems, Inc.*                                                                     10,000             278,800
Connetics Corp.*                                                                                     8,500             206,465
Cooper Cos, Inc.                                                                                    11,200             790,608
Covance, Inc.*                                                                                      16,200             627,750
Coventry Health Care, Inc.*                                                                          2,350             124,738
Discovery Laboratories, Inc.*                                                                       26,300             208,559
Fisher Scientific International*                                                                    11,000             686,180
Flamel Technologies SA*(a)                                                                           8,500             165,665
Healthcare Services Group*                                                                           9,100             189,644

Inverness Medical Innovation*(a)                                                                     5,900             148,090
Matria Healthcare, Inc.*                                                                            19,000             742,330
Medicines Co.*(a)                                                                                    6,550             188,640
Nabi Biopharmaceuticals*                                                                            11,900             174,335
PSS World Medical, Inc.*                                                                            30,400             380,456
Resmed, Inc.*(a)                                                                                     4,800             245,280
Respironics, Inc.*                                                                                  12,100             657,756
Sybron Dental Specialties, Inc.*                                                                     5,300             187,514
Triad Hospitals*                                                                                     5,550             206,516
VCA Antech, Inc.*                                                                                   12,000             235,200
Zoll Medical Corp.*                                                                                  5,800             199,520
                                                                                                                     ---------
                                                                                                                     7,112,383
                                                                                                                     ---------

INDUSTRIAL - 15.0%
Baldor Electric Company                                                                              8,430             232,078
Bucyrus International, Inc., Class A                                                                 7,700             312,928
Chicago Bridge&Iron NV Shr                                                                           9,620             384,800
Cuno, Inc.                                                                                           4,840             287,496
Educate, Inc.*(a)                                                                                   21,000             278,040
EGL, Inc.                                                                                            6,210             185,617
Forward Air Corp.*                                                                                   4,020             179,694
Interline Brands Inc.                                                                               11,000             193,490
Laurete Education, Inc.*                                                                            14,400             634,896
LECG Corp.*                                                                                         18,600             346,890
MSC Industrial Direct Co., Inc.                                                                     12,180             438,236
Navigant Consulting, Inc.*                                                                          13,500             359,100
Old Dominion Freight Line*                                                                           1,100              38,280
SCS Transportation, Inc.*                                                                            8,600             200,982
UTI Worldwide, Inc.*                                                                                 3,910             265,958
Varian, Inc.                                                                                         4,900             200,949
Wabtec Corporation                                                                                  14,090             300,399
Waste Connections*(a)                                                                               14,150             484,638
                                                                                                                     ---------
                                                                                                                     5,324,471
                                                                                                                     ---------

MATERIALS - 3.6%
Agrium, Inc.                                                                                        11,200             188,720
Airgas Inc                                                                                          14,380             381,214
Polycom, Inc.*                                                                                      15,700             366,124
Spartech Corp.                                                                                      13,110             355,150
                                                                                                                     ---------
                                                                                                                     1,291,208
                                                                                                                     ---------

TECHNOLOGY - 20.0%
Anteon International Corp.*                                                                         10,900             456,274
Avocent Corp.*                                                                                       8,100             328,212
Borland Software Corp.*                                                                             28,000             327,040
Exar Corp.                                                                                          16,400             232,716
Formfactor, Inc.*                                                                                   10,600             287,684
Foundry Networks, Inc.*                                                                             30,950             407,302
Hyperion Solutions Corp.                                                                             6,500             303,030
Infocrossing, Inc.                                                                                  18,800             318,284

Ingram Micro, Inc., Class A*                                                                        26,200             544,960
Internet Security Systems*                                                                          15,100             351,075
Lam Research Corp.*(a)                                                                              10,600             306,446
Macromedia, Inc.*                                                                                   12,300             382,776
ManTech International Corp., Class A*                                                               12,800             303,872
Mcafee, Inc.*                                                                                       12,900             373,197
Mentor Graphics Corp.                                                                               21,000             321,090
PMC-Sierra, Inc.                                                                                    34,000             382,500
Progress Software Corp.*                                                                            15,900             371,265
Scientific-Atlanta, Inc.                                                                             5,250             173,303
SS&C Technologies, Inc.                                                                              7,100             146,615
Varian Semiconductor Equipment Associates, Inc.                                                     10,000             368,500
Verisign, Inc.*                                                                                     12,400             415,648
                                                                                                                    ----------
                                                                                                                     7,101,789
                                                                                                                    ----------

UTILITIES - 1.7%
AGL Resources, Inc.                                                                                 13,510             449,072
Atmos Energy Corp.                                                                                   6,900             188,715
                                                                                                                    ----------
                                                                                                                       637,787
                                                                                                                    ----------
TOTAL EQUITIES(COST $28,914,246)                                                                                    35,847,579
                                                                                                                    ----------

                                                                          RATE      MATURITY   PAR VALUE
SHORT-TERM INVESTMENTS-0.5%                                               ----      --------   ---------
U.S. GOVERNMENT
U.S.Treasury Bill                                                         2.215     3/17/2005   190,000                189,194
Total Short Term Investments (Cost $189,149)

TOTAL INVESTMENTS-101.2% (COST $29,103,395)                                                                         36,036,773

LIABILITIES IN EXCESS OF OTHER ASSETS-(1.2)%                                                                          (443,734)
                                                                                                                    ----------
NET ASSETS - 100%                                                                                                   35,593,039
                                                                                                                    ==========

NOTES TO SCHEDULE OF INVESTMENTS:

ADR-American Depository Receipt

(a) Security, or a portion of thereof, was on loan at 12/31/04.

* Non-income producing security

++ Affiliated institutional money market fund.

THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS - DECEMBER 31, 2004

SECURITY DESCRIPTION                                                        SHARES      MARKET VALUE
----------------------------------------------------------------------------------------------------
EQUITIES - 99.3%

COMMUNICATIONS - 1.5%
C-COR, Inc. *                                                               40,600           377,580
Extreme Networks, Inc. *                                                    62,000           406,100
NIC, Inc. *                                                                 63,500           322,580
                                                                                           ---------
                                                                                           1,106,260
                                                                                           ---------

CONSUMER CYCLICAL - 1.3%
Jos A Bank Clothiers, Inc. (a) *                                            16,000           452,800
Wabash National Corp.                                                       19,400           522,442
                                                                                           ---------
                                                                                             975,242
                                                                                           ---------

CONSUMER, NON-CYCLICAL - 3.4%
America Service Group, Inc. *                                                4,300           115,111
Del Monte Foods Company *                                                   35,100           386,802
Par Pharmaceutical Cos., Inc. *                                             10,400           430,352
Pediatrix Medical Group, Inc. *                                              9,000           576,450
Source Interlink Cos., Inc. *                                               33,900           450,192
United Rentals, Inc. *                                                      32,400           612,360
                                                                                           ---------
                                                                                           2,571,267
                                                                                           ---------

CONSUMER DISCRETIONARY - 11.2%
American Greetings Corp., Class A (a)                                       19,500           494,325
Aztar Corp. *                                                               17,000           593,640
Big 5 Sporting Goods Corp.                                                  18,500           539,090
Cache, Inc. *                                                               31,000           558,620
Charming Shoppes, Inc.                                                      63,100           591,247
Courier Corp.                                                                8,450           438,724
Gemstar-TV Guide International, Inc. *                                     114,500           677,840
Interface, Inc.                                                             32,500           324,025
K-Swiss Inc., Class A                                                       13,100           381,472
Landry's Restaurants, Inc.                                                  15,100           438,806
Lifetime Hoan Corp.                                                         14,500           230,550
Regis Corp.                                                                 17,400           803,010
Saks, Inc.                                                                  23,700           343,887
Stanley Furniture Co., Inc.                                                 10,400           467,480
The Men's Wearhouse, Inc. *                                                 10,000           319,600
The Yankee Candle Co.                                                       22,400           743,232
Too, Inc. *                                                                 17,800           435,388
                                                                                           ---------
                                                                                           8,380,936
                                                                                           ---------

CONSUMER STAPLES - 5.9%
Fresh Del Monte Produce                                                     20,200           598,122
Green Mountain Coffee Roasters *                                            13,200           331,320
Hain Celestial Group, Inc. *                                                19,000           392,730
J & J Snack Food Corp.                                                       7,100           348,113
Longs Drug Stores Corp.                                                     21,700           598,269
Performance Food Group Co. *                                                22,000           592,020
Ralcorp Holdings, Inc.                                                      36,100         1,513,673
                                                                                          ----------
                                                                                           4,374,247
                                                                                          ----------

ENERGY - 4.3%
Dril-Quip, Inc. *                                                           18,800           456,088
FMC Technologies, Inc. *                                                    36,800         1,184,960
Hydril Co. *                                                                 8,400           382,284
Key Energy Services, Inc. *                                                 47,100           555,780
Tetra Technologies *                                                        21,150           598,545
                                                                                          ----------
                                                                                           3,177,657
                                                                                          ----------

FINANCIAL - 19.5%
Alabama National Bancorp/Del                                                 5,000           322,500
Alexandria Real Estate Equities, Inc. REIT                                   8,600           640,012
American Home Mortgage Investment Corp. REIT                                11,000           376,750
Aspen Insurance Holdings Ltd.                                               12,500           306,500
Assured Guaranty Ltd.                                                       30,200           594,034
Bank of Hawaii Corp.                                                         8,900           451,586
Boykin Lodging Co. REIT                                                     32,700           299,532
Capital Automotive REIT                                                     19,500           692,738
First Republic Bank                                                         12,200           646,600
Horace Mann Educators Corp. (a)                                             26,500           505,620
Innkeepers USA Trust REIT                                                   64,200           911,640
ITLA Capital Corp. *                                                         6,400           376,256
Jones Lang Lasalle *                                                        27,300         1,021,293
Knight Trading Group (a) *                                                 107,200         1,173,840
Lasalle Hotel Properties REIT                                               17,000           541,110
Metris Cos, Inc.                                                            99,900         1,273,725
Mission West Properties REIT                                                25,400           270,256
Pacific Capital Bancorp                                                     15,300           520,047
Provident Bancorp, Inc.                                                     23,100           304,689
Provident Bankshares Corp.                                                  12,900           469,173
Santander BanCorp                                                           11,840           357,094
Scottish Annuity & Life Holding                                             24,600           637,140
SL Green Realty Corp. REIT                                                  10,800           653,940
Southwest Bancorporation of Texas                                           24,600           572,934
Sterling Bancshares, Inc.                                                   21,200           302,524
Summit Bancshares, Inc. (Texas)                                              8,900           333,750
                                                                                          ----------
                                                                                          14,555,283
                                                                                          ----------

HEALTH CARE - 5.1%
Amedisys, Inc. *                                                            13,200           427,548
Hooper Holmes, Inc.                                                         95,100           562,992

Matthews International Corp., Class A                                       10,500           386,400
Medicines Co. *                                                             10,800           311,040
Polymedia Corp.                                                             21,600           805,464
Res-Care, Inc. *                                                            28,100           427,682
Sierra Health Services *                                                     9,520           524,647
U.S. Physical Therapy, Inc. *                                               24,100           371,622
                                                                                          ----------
                                                                                           3,817,395
                                                                                          ----------

INDUSTRIAL -20.1%
AGCO Corp.                                                                  26,400           577,896
C&D Technologies, Inc.                                                      32,400           552,096
Celadon Group, Inc. *                                                       17,800           396,050
Chicago Bridge & Iron Co., N.V. ADR                                         16,700           668,000
CIRCOR International, Inc.                                                  13,400           310,344
Cubic Corp.                                                                 28,600           719,862
Esterline Technologies Corp. *                                              29,100           950,115
Granite Construction, Inc.                                                  20,800           553,280
GSI Lumonics, Inc. *                                                        32,900           377,692
Heico Corp.                                                                 15,000           338,850
Herley Industries, Inc. *                                                   23,100           469,854
Insituform Technologies, Inc. *                                             19,500           442,065
Labor Ready *                                                               30,900           522,828
Laidlaw International, Inc. *                                               37,600           804,640
Lincoln Electric Holdings, Inc.                                             10,500           362,670
McGrath Rentcorp.                                                           14,000           610,540
Modtech Holdings, Inc. *                                                    26,500           208,555
Reliance Steel & Aluminum                                                   11,400           444,144
School Specialty, Inc. *                                                    17,400           670,944
Simpson Manufacturing                                                       15,400           537,460
Sypris Solutions, Inc.                                                      25,900           396,529
The Brink's Co.                                                             38,500         1,521,520
Toro Co.                                                                    11,600           943,660
Wabtec Corp.                                                                18,300           390,156
Waste Connections *                                                         37,050         1,268,963
                                                                                          ----------
                                                                                          15,038,713
                                                                                          ----------

INFORMATION TECHNOLOGY - 15.7%
Actel Corp. *                                                               18,300           320,982
Advanced Energy Industries *                                                30,200           275,726
Anaren, Inc. *                                                              37,500           486,000
Borland Software Corp. *                                                    43,600           509,248
Cabot Microelectronics *                                                     9,300           372,465
CSG Systems International, Inc. *                                           21,200           396,440
Cymer, Inc. *                                                               10,300           304,262
Digi International, Inc. *                                                  39,700           682,443
EFunds Corp. *                                                              28,300           679,483
Electronics for Imaging, Inc. *                                             29,700           517,077
EPIQ Systems, Inc. *                                                        26,600           389,424
Exar Corp. *                                                                30,700           435,633

Hutchinson Technology, Inc. (a) *                                           10,600           366,442
Komag, Inc. *                                                               19,300           362,454
ManTech International Corp., Class A *                                      21,000           498,540
Maxtor Corp. *                                                             118,200           626,460
Mentor Graphics Corp. *                                                     19,100           292,039
Newport Corp. *                                                             36,900           520,290
Paxar Corp. *                                                               14,600           323,682
Perot Systems Corp., Class A *                                              42,300           678,069
Remec, Inc. *                                                               71,700           516,957
SafeNet, Inc. *                                                             25,700           944,218
Sybase, Inc. *                                                              39,000           778,050
The Bisys Group, Inc. *                                                     27,600           454,020
                                                                                          ----------
                                                                                          11,730,404
                                                                                          ----------

MATERIALS - 7.4%
Arch Coal, Inc. (a)                                                         15,500           550,870
Balchem Corp.                                                                9,400           326,086
Compass Minerals International, Inc.                                        20,300           491,869
Cytec Industries, Inc.                                                       4,500           231,390
Florida Rock Industries, Inc.                                                9,900           589,347
FMC Corp. *                                                                 10,200           492,660
Hercules, Inc.                                                              34,400           510,840
Massey Energy (a)                                                           17,300           604,635
NN, Inc.                                                                    29,300           387,053
RTI International Metals, Inc.                                              22,600           464,204
Spartech Corp.                                                              19,500           528,255
Worthington Industries                                                      17,500           342,650
                                                                                          ----------
                                                                                           5,519,859
                                                                                          ----------

TELECOMMUNICATIONS SERVICES - 0.4%
Surewest Communications                                                      9,700           274,995

UTILITIES - 3.5%
Cleco Corp.                                                                 39,400           798,244
PNM Resources Inc.                                                          33,000           834,570
UGI Corp.                                                                   23,700           969,567
                                                                                          ----------
                                                                                           2,602,381
                                                                                          ----------
TOTAL EQUITIES (COST $55,949,512)                                                         74,124,639
                                                                                          ==========

SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANIES - 1.3%
Dreyfus Institutional Preferred Plus ++                                    974,556           974,556
                                                                                          ----------
Total Short Term Investments (Cost $974,556)

TOTAL INVESTMENTS - 100.6% (COST $56,924,068)                                             75,099,195

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)                                              (421,491)
                                                                                          ----------

NET ASSETS-100%                                                                           74,677,704
                                                                                          ==========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security, or a portion of thereof, was on loan at 12/31/04.

ADR-American Depository Receipt

REIT - Real Estate Investment Trust

* Non-income producing security.

++ Affiliated institutional money market fund.

ITEM 2 -- CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                   MELLON INSTITUTIONAL FUNDS
                                                   MASTER PORTFOLIO

                                                   By: /s/ STEVEN M. ANDERSON
                                                       -------------------------
                                                       Steven M. Anderson
                                                       Treasurer

                                                   Date: March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                   By: /s/ STEVEN M. ANDERSON
                                                       -------------------------
                                                       Steven M. Anderson
                                                       Treasurer

                                                   Date: March 1, 2005

                                                   By: /s/ PATRICK J. SHEPPARD
                                                       -------------------------
                                                       Patrick J. Sheppard
                                                       President

                                                   Date: March 1, 2005